Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Net Income	$ 3,026,123	$ 2,972,754
Other Comprehensive Income
Unrealized appreciation on available-for-sale securities, net of taxes of $149,623 and $1,219,994 for 2015 and 2014, respectively	290,444	2,368,224
Less: reclassification adjustment for realized gains included in net income, net of taxes of $108,999 and $138,976 for 2015 and 2014, respectively	211,586	269,777
Total other comprehensive income (loss)	78,858	2,098,447
Comprehensive Income	$ 3,104,981	$ 5,071,201